SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2022
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

NOTE 12 — SHARE-BASED COMPENSATION

On June 29, 2017, the shareholders of the Company approved the Dolphin Digital Media, Inc. 2017 Equity Incentive Plan (the “2017 Plan”). There are 2,000,000 shares available to grant under the 2017 Plan. During the six months ended June 30, 2022, the Company granted Restricted Stock Units (“RSUs”) to certain employees under the 2017 Plan, as detailed in the table below. During the six months ended June 30, 2021, the Company did not issue any awards under the 2017 Plan.

The RSUs granted under the 2017 Plan to the Company’s employees vest in four equal installments on the following dates: March 15, 2022, June 15, 2022, September 15, 2022 and December 15, 2022. The Company recognized compensation expense for RSUs of $54,757 and $114,062 for the three and six months ended June 30, 2022, respectively, which is included in payroll and benefits in the condensed consolidated statements of operations. There was no share-based compensation recognized for the three and six months ended June 30, 2021. As of June 30, 2022, unrecognized compensation expense related to RSUs of $109,252 is expected to be recognized over a weighted-average period of 0.46 years.

The following table sets forth the activity for the RSUs:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding (nonvested), December 31, 2021	—	$—
Granted	36,336	6.86
Forfeited	(3,726)	6.86
Vested	(16,684)	6.86
Outstanding (nonvested), June 30, 2022	15,926	$6.86